INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Schedule of Inventories
	Year ended December 31,
	2019	2020

Raw materials	709	631
Finished goods	904	749

	1,613	1,380